AUDITED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts of accounts receivable (in dollars)	$ 68,411	$ 42,227	$ 11,624
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	67,448,890	67,448,890	67,448,890
Common stock, shares outstanding	67,448,890	67,448,890	67,448,890